Document and Entity Information	Mar. 30, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 30, 2020
Registrant Name	MORGAN STANLEY VARIABLE INSURANCE FUND INC.
Entity Central Index Key	0001011378
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 30, 2020
Document Effective Date	Mar. 30, 2020
Prospectus Date	Apr. 30, 2019
Class I Prospectus | Core Plus Fixed Income Portfolio | Class I
Prospectus:
Trading Symbol	MFIPX
Class I Prospectus | Discovery Portfolio | Class I
Prospectus:
Trading Symbol	MMGPX
Class I Prospectus | Emerging Markets Debt Portfolio | Class I
Prospectus:
Trading Symbol	MEMNX
Class I Prospectus | Emerging Markets Equity Portfolio | Class I
Prospectus:
Trading Symbol	MEMEX
Class I Prospectus | Global Infrastructure Portfolio | Class I
Prospectus:
Trading Symbol	MBGIX
Class I Prospectus | Global Strategist Portfolio | Class I
Prospectus:
Trading Symbol	MIMPX
Class I Prospectus | Growth Portfolio | Class I
Prospectus:
Trading Symbol	MEGIX
Class I Prospectus | US Real Estate Portfolio | Class I
Prospectus:
Trading Symbol	MUSRX
Class II Prospectus | Core Plus Fixed Income Portfolio | Class II
Prospectus:
Trading Symbol	MJIIX
Class II Prospectus | Discovery Portfolio | Class II
Prospectus:
Trading Symbol	MMGTX
Class II Prospectus | Emerging Markets Debt Portfolio | Class II
Prospectus:
Trading Symbol	MBDBX
Class II Prospectus | Emerging Markets Equity Portfolio | Class II
Prospectus:
Trading Symbol	MSMBX
Class II Prospectus | Global Franchise Portfolio | Class II
Prospectus:
Trading Symbol	MBIIX
Class II Prospectus | Global Infrastructure Portfolio | Class II
Prospectus:
Trading Symbol	MPIIX
Class II Prospectus | Global Real Estate Portfolio | Class II
Prospectus:
Trading Symbol	MGETX
Class II Prospectus | Global Strategist Portfolio | Class II
Prospectus:
Trading Symbol	MGTPX
Class II Prospectus | Growth Portfolio | Class II
Prospectus:
Trading Symbol	MEGTX
Class II Prospectus | US Real Estate Portfolio | Class II
Prospectus:
Trading Symbol	MSRBX